Note 4(b) - Vessels, Net - Delivery of Vessels (Details) $ in Thousands	Dec. 31, 2018 USD ($)
M/T Stenaweco Elegance [Member]
Yard Installments	$ 33,935
Capitalized Expenses	574
Final Carrying Amount	34,509
M/T Eco Palm Desert [Member]
Yard Installments	29,994
Capitalized Expenses	2,096
Final Carrying Amount	$ 32,090